Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Schedule of Movement in Carrying Value of Redeemable Noncontrolling Interests

The movement in the carrying value of the redeemable noncontrolling interests is as follows:

	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Balance as of January 1	101,542	108,629	397,385	57,615
Issuance of subsidiary shares	—	268,420	—	—
Accretion of redeemable noncontrolling interests	7,087	20,336	—	—
Deconsolidation of subsidiaries	—	—	(397,385)	(57,615)
Balance as of December 31	108,629	397,385	—	—